Other Non-Financial Assets - Summary of Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Financial Assets [Abstract]
Deferred expenses	€ 117.8	€ 194.5
Other	63.3	44.5
Total	181.1	239.0
Total current	173.8	212.7
Total non-current	€ 7.3	€ 26.3